SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Accounts Receivable

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2012		2013
Customer A		$12,529,889	$	*
Customer D		$3,568,910		$3,673,455
Customer C	$	*		$1,225,831
Customer K		$-		$1,507,576

*	Represents less than 10%

Schedule of Share-Based Compensation Expenses

For the years ended December 31, 2011, 2012 and 2013, the Group recognized share-based compensation expense of $2,206,025, $2,249,834 and $1,881,401 respectively, which was classified as follows:

	Year ended December 31,
	2011	2012	2013
Selling, general and administrative expenses	$2,068,115	$2,018,817	$1,743,768
Research and development expenses	75,508	175,242	60,987
Cost of sales	62,402	55,775	76,646
Total	$2,206,025	$2,249,834	$1,881,401